TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION [Abstract]
TAXATION
19.	TAXATION

The subsidiaries of the Group incorporated in the Cayman Islands and British Virgin Islands (“BVI”) are not subject to tax on income or capital gain. In addition, payments of dividends by the Group to its shareholders are not subject to withholding tax in the Cayman Islands.

The subsidiaries of the Group incorporated in other countries are subject to income tax pursuant to the rules and regulations of their respective countries of incorporation.

The provisions for income taxes for the years ended December 31, 2023, 2022 and 2021 are summarized as follows:

	Years ended December 31,
In thousands of USD	2023	2022	2021
Current income tax (benefit) / expenses	11,825	(8,244)	13,125
Deferred income tax (benefit) / expenses	(6,140)	3,844	35,121
Total	5,685	(4,400)	48,246

The reconciliation between the income tax benefit / (expenses) calculated by applying the applicable tax rate of 17% to the profit / (loss) before income tax and the net income tax benefit / (expenses) as shown in the statements of operations and comprehensive income / (loss) for the years ended December 31, 2023, 2022 and 2021 is as follows.
	Years ended December 31,
	2023	2022	2021
Statutory income tax rate	17.00%	17.00%	17.00%
Effect of expenses not deductible for tax purpose	(24.21%)	(22.71%)	11.99%
Effect of income tax difference under different tax jurisdictions	0.53%	(4.03%)	5.64%
Effect of deductible temporary differences not recognized	0.49%	0.75%	0.63%
Prior year true-ups	(5.06%)	16.05%	2.11%
Effect of non-taxable income	-	-	(0.60%)
Others	0.10%	(0.27%)	0.09%
Total	(11.15%)	6.79%	36.86%

Deferred tax assets / (liabilities) as of December 31, 2023 and 2022 comprise the following:

	At December 31,
In thousands of USD	2023	2022
Deferred tax assets
Net operating losses	136	4,324
Share-based payments	3,573	2,672
Deferred revenue	4,184	-
Property, plant and equipment, intangible assets and right-of-use assets	1,120	533
Total deferred tax assets	9,013	7,529
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(8,022)	(2,672)
Deferred tax assets	991	4,857
Deferred tax liabilities
Property, plant and equipment and intangible assets	(9,642)	(14,298)
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	8,022	2,672
Deferred tax liabilities	(1,620)	(11,626)

Net deferred tax liabilities	(629)	(6,769)

The movements in the net deferred tax assets / (liabilities) during the years ended December 31, 2023, 2022 and 2021 are as follows:

In thousands of USD	January 1, 2023	Recognized in profit or loss	December 31, 2023
Tax losses carried forward	4,324	(4,188)	136
Share-based payments	2,672	901	3,573
Deferred revenue	-	4,184	4,184
Property, plant and equipment, intangible assets and right-of-use assets	(13,765)	5,243	(8,522)
Net deferred tax assets / (liabilities)	(6,769)	6,140	(629)

In thousands of USD	January 1, 2022	Recognized in profit or loss	December 31, 2022
Tax losses carried forward	4,362	(38)	4,324
Share-based payments	-	2,672	2,672
Property, plant and equipment	(7,287)	(6,478)	(13,765)
Net deferred tax liabilities	(2,925)	(3,844)	(6,769)

In thousands of USD	January 1, 2021	Recognized in profit or loss	Charged to invested capital (1)	December 31, 2021
Tax losses carried forward	23,592	(21,324)	2,094	4,362
Accrued expenses	704	(704)	-	-
Property, plant and equipment	5,806	(13,093)	-	(7,287)
Net deferred tax assets / (liabilities)	30,102	(35,121)	2,094	(2,925)

(1)
Deferred tax assets charged to invested capital is due to the Group recognizing deferred tax assets related to tax losses carried forward based on the tax losses available to the individual legal entities within the Group during the Carve-out Period, which creates differences between the income tax benefit or expense determined based on the operation results of the Bitdeer Business.

The Group has not recognized deductible temporary differences and a portion of the tax loss carryforward because the criteria for recognition (i.e., the probability of future taxable profits) were not met. The amount of such unused tax losses will expire as follows:

Tax Jurisdiction	Amount in thousands of USD	Earliest year of expiration if not utilized
Singapore	5,297	Indefinitely
Hong Kong	4,143	Indefinitely
Norway	14,591	Indefinitely
Bhutan	678	2026
Total	24,709